Revenue - Disclosure of timing of revenue recognition (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of timing of revenue recognition [Line Items]
Total revenues	¥ 320,078	$ 45,082	¥ 92,814	¥ 33,453
Goods and services transferred at a point in time
Disclosure of timing of revenue recognition [Line Items]
Revenue from contracts with customers	162,333		92,814	33,453
Goods and services transferred over time
Disclosure of timing of revenue recognition [Line Items]
Revenue from contracts with customers	¥ 157,745		¥ 0	¥ 0